ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

11. ACCOUNTS PAYABLE

The following table presents the balances of accounts payable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Accounts payable	4,546,960	12,715,835	1,630,236

Accounts payable represent amounts due to suppliers for subcontracting fees, hardware costs, software license costs, and IT application license costs.

Payment Terms

The Company’s accounts payable are current liabilities, typically due within 30 to 90 days of the invoice date, depending on the terms negotiated with each supplier. The Company’s payment practices aim to align with standard industry terms and cash flow management practices.

Liquidity and Risk Management

The Company regularly assesses its liquidity needs and monitors its ability to meet short-term obligations. As of December 31, 2025, the Company has sufficient cash and cash equivalents to settle its current liabilities, including accounts payable, as they become due.

The Company does not anticipate any liquidity constraints in settling remaining payables and maintains adequate working capital reserves to ensure the timely settlement of all liabilities.